Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value
Schedule of fair value assets measured on a recurring basis
	December 31,	December 31,
Assets: (market approach)	2022	2021

Level 1
U.S. Government securities	$38,231,589	$32,041,041

Level 2
U.S. GSE debt securities	$10,375,291	$11,828,498
Taxable Municipal securities	234,858	298,733
Tax-exempt Municipal securities	11,323,567	831,379
Agency MBS	115,231,599	127,132,521
ABS and OAS	2,693,606	2,214,024
CMO	11,935,925	1,420,458
Other investments	2,891,674	6,575,805
Level 2 Total	$154,686,520	$150,301,418

Grand Total	$192,918,109	$182,342,459

Schedule of fair value assets measured on a non-recurring basis
	December 31,	December 31,
Level 2	2022	2021
Assets: (market approach)
Impaired loans, net of related allowance	$94,458	$177,523
Loans held-for-sale	0	339,000
MSRs (1)	862,593	897,720

Schedule of estimated fair values of financial instruments
December 31, 2022		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$71,140	$71,140	$0	$0	$71,140
Debt securities AFS	192,918	38,232	154,686	0	192,918
Restricted equity securities	1,412	0	1,412	0	1,412
Loans and loans held-for-sale, net of ALL
Commercial & industrial	111,792	0	0	109,534	109,534
Purchased loans	7,476	0	0	7,119	7,119
Commercial real estate	351,738	0	29	340,254	340,283
Municipal	34,566	0	0	34,558	34,558
Residential real estate - 1st lien	197,281	0	65	180,879	180,944
Residential real estate - Jr lien	33,510	0	0	33,218	33,218
Consumer	3,970	0	0	3,949	3,949
MSRs (1)	863	0	1,287	0	1,287
Accrued interest receivable	3,214	0	3,214	0	3,214

Financial liabilities:
Deposits
Other deposits	922,723	0	918,882	0	918,882
Brokered deposits	249	0	225	0	225
Long-term borrowings	1,300	0	1,025	0	1,025
Repurchase agreements	33,078	0	33,078	0	33,078
Operating lease obligations	658	0	658	0	658
Finance lease obligations	3,645	0	3,645	0	3,645
Subordinated debentures	12,887	0	12,740	0	12,740
Accrued interest payable	74	0	74	0	74
December 31, 2021		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$110,359	$110,359	$0	$0	$110,359
Debt securities AFS	182,342	32,041	150,301	0	182,342
Restricted equity securities	1,434	0	1,434	0	1,434
Loans and loans held-for-sale, net of ALL
Commercial & industrial	109,574	0	0	110,284	110,284
Purchased loans	9,808	0	0	9,862	9,862
Commercial real estate	296,528	0	29	297,339	297,368
Municipal	47,841	0	0	49,419	49,419
Residential real estate - 1st lien	180,271	0	149	180,302	180,451
Residential real estate - Jr lien	34,151	0	0	34,189	34,189
Consumer	4,406	0	0	4,436	4,436
MSRs (1)	898	0	995	0	995
Accrued interest receivable	2,401	0	2,401	0	2,401

Financial liabilities:
Deposits
Other deposits	879,151	0	879,545	0	879,545
Brokered deposits	249	0	246	0	246
Long-term borrowings	1,300	0	1,179	0	1,179
Repurchase agreements	32,610	0	32,610	0	32,610
Operating lease obligations	864	0	864	0	864
Finance lease obligations	3,858	0	3,858	0	3,858
Subordinated debentures	12,887	0	12,868	0	12,868
Accrued interest payable	59	0	59	0	59